Organization and Operations (Details) - $ / shares	Mar. 31, 2020	Dec. 31, 2019
Class of Stock Disclosures [Abstract]
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Series A Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01